As filed with the Securities and Exchange Commission on May 13, 2013

Registration No. 333-40265; 811-08481

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37

(Check appropriate box or boxes)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

(Exact Name of Registrant as specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

Christopher O. Petersen, Esq.

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Ave., N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Variable Portfolio - Marsico 21st Century Fund, Columbia Variable Portfolio - Marsico Focused Equities Fund, Columbia Variable Portfolio - Marsico Growth Fund and Columbia Variable Portfolio - Marsico International Opportunities Fund Series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Variable Insurance Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 13th day of May, 2013.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	May 13, 2013
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	May 13, 2013
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	May 13, 2013
Joseph F. DiMaria	(Principal Accounting Officer)

STEPHEN R. LEWIS, JR.*	Chairman of the Board	May 13, 2013
Stephen R. Lewis, Jr.

KATHLEEN A. BLATZ*	Trustee	May 13, 2013
Kathleen A. Blatz

EDWARD J. BOUDREAU, JR.*	Trustee	May 13, 2013
Edward J. Boudreau, Jr.

PAMELA G. CARLTON*	Trustee	May 13, 2013
Pamela G. Carlton

WILLIAM P. CARMICHAEL*	Trustee	May 13, 2013
William P. Carmichael

	PATRICIA M. FLYNN*	Trustee	May 13, 2013
Patricia M. Flynn

	WILLIAM A. HAWKINS*	Trustee	May 13, 2013
William A. Hawkins

	R. GLENN HILLIARD*	Trustee	May 13, 2013
R. Glenn Hilliard

	CATHERINE JAMES PAGLIA*	Trustee	May 13, 2013
Catherine James Paglia

	LEROY C. RICHIE*	Trustee	May 13, 2013
Leroy C. Richie

	ANTHONY M. SANTOMERO*	Trustee	May 13, 2013
Anthony M. Santomero

	MINOR M. SHAW*	Trustee	May 13, 2013
Minor M. Shaw

	ALISON TAUNTON-RIGBY*	Trustee	May 13, 2013
Alison Taunton-Rigby

	WILLIAM F. TRUSCOTT*	Trustee	May 13, 2013
William F. Truscott

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact
May 13, 2013

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney dated April 17, 2013 and incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on April 26, 2013.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase